Shareholder Fees {- Fidelity Total Bond K6 Fund}	Oct. 30, 2021 USD ($)
08.31 Fidelity Total Bond K6 Fund PRO-07 | Fidelity Total Bond K6 Fund
Shareholder Fees:
(fees paid directly from your investment)	none